ING [Logo]

ING USA ANNUITY AND LIFE INSURANCE COMPANY (FORMERLY GOLDEN AMERICAN LIFE INSURANCE COMPANY) SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                              DATED AUGUST 6, 2004

                         SUPPLEMENT TO THE PROSPECTUSES
                                DATED MAY 1, 2004
                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                       ING USA ANNUITY AND LIFE INSURANCE COMPANY

("GOLDENSELECT ACCESS(R)", "GOLDENSELECT ACCESS(R) ONE", "GOLDENSELECT DVA(R)",
              "GOLDENSELECT DVA PLUS(R)", "GOLDENSELECT ES II(R)",
            "GOLDENSELECT GENERATIONS(R)","GOLDENSELECT LANDMARK(R)",
              "GOLDENSELECT LEGENDS", "GOLDENSELECT OPPORTUNITIES",
           "GOLDENSELECT PREMIUM PLUS(R)", "WELLS FARGO ING LANDMARK"
                                       AND
                        "WELLS FARGO ING OPPORTUNITIES")

The information in this supplement updates and amends certain information concerning investment options contained in some or all of the above-referenced prospectuses, each dated May 1, 2004. Not all investment options are offered through every prospectus. You should read and keep this supplement along with the prospectus.

Effective August 6, 2004, the subadviser name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix B is amended to reflect the change in the name of the Subadviser from Aeltus Investment Management, Inc. to ING Investment Management Co. for the following portfolios:

                           ING GET U.S. Core Portfolio
                      ING VP Index Plus LargeCap Portfolio
                       ING VP Index Plus MidCap Portfolio
                      ING VP Index Plus SmallCap Portfolio
                       ING VP Intermediate Bond Portfolio

ING GOLDMAN SACHS INTERNET TOLLKEEPER PORTFOLIO
-----------------------------------------------
Effective August 1, 2004, the portfolio name, "ING Goldman Sachs Internet Tollkeeper Portfolio" is changed to "ING Goldman Sachs Tollkeeper Portfolio" wherever it appears in the prospectus to reflect the change in the portfolio name, and the description under the "Investment Objective" column in Appendix B is amended to read as follows to reflect a change in the investment strategy of the portfolio:

               INVESTMENT OBJECTIVE

               Seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments in "Tollkeeper" companies, which are high-quality technology, media, or service companies that adopt or use technology to improve cost structure, revenue opportunities or competitive advantage. The Portfolio seeks to achieve its investment objective by investing in equity investments of companies that the Portfolio Manager believes are well-positioned to benefit from the proliferation of technology.


GoldenSelect - 133541                                                  08/06/04

ING MERCURY FUNDAMENTAL GROWTH PORTFOLIO
----------------------------------------
Effective August 6, 2004, the portfolio name, "ING Mercury Fundamental Growth Portfolio" is changed to "ING Mercury Large Cap Growth Portfolio" wherever it appears in the prospectus to reflect the change in the portfolio name, and the description under the "Investment Objective" column in Appendix B is amended to read as follows to reflect a change in the investment strategy of the portfolio:

               INVESTMENT OBJECTIVE

               Seeks long-term growth of capital. The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at last 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Portfolio Manager believes have good prospects for earnings growth.

ING VP BOND PORTFOLIO
---------------------
Effective August 16, 2004, the fund name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix B and the portfolio name, wherever it appears in the prospectus, is amended to reflect the change in the name of the fund and portfolio from ING VP Bond Portfolio to ING VP Intermediate Bond Portfolio.

ING JULIUS BAER FOREIGN PORTFOLIO
---------------------------------
Effective May 1, 2004, the subadviser name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix B for the ING Julius Baer Foreign Portfolio is amended to reflect the change in the name of the Subadviser from Julius Baer Investment Management, Inc. to Julius Baer Investment Management LLC.

INVESCO VARIABLE INVESTMENT FUNDS, INC.
---------------------------------------
Effective August 6, 2004, the fund name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix B for the INVESCO VIF- Leisure Fund (Series I) and the INVESCO VIF- Utilities Fund (Series I) is amended to reflect the change in the name of the fund from INVESCO Variable Investment Funds, Inc. to AIM Variable Insurance Funds.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
-------------------------------------
Effective July 1, 2004, the fee listed under "Investment Advisory Fees" for AIM V.I. Dent Demographic Trends Fund (Series II) in the Fund Expense Table in the prospectus is amended to reflect a fee reduction from 0.85% to 0.77%.

ING PIMCO HIGH YIELD PORTFOLIO
------------------------------
All references to the Share Class for the ING PIMCO High Yield Portfolio are amended to read Class "S" wherever they appear in the prospectus.







ING USA ANNUITY AND LIFE INSURANCE COMPANY (FORMERLY GOLDEN AMERICAN LIFE INSURANCE COMPANY) ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

ING [Logo]


GoldenSelect - 133541                                                  08/06/04